STOCKHOLDERS' DEFICIT: Schedule of Warrants outstanding and exercisable by price range (Tables)	9 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Warrants outstanding and exercisable by price range

Outstanding Warrants			Exercisable Warrants
Exercise Price	Number	Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price
$0.05	1,000,000	0.95	$0.05	1,000,000	$0.05
0.06	16,050,000	1.84	0.06	16,050,000	0.06
0.07	2,500,000	1.95	0.07	2,500,000	0.07
0.08	30,468,477	1.71	0.08	30,468,477	0.08
0.09	225,000	1.06	0.09	225,000	0.09
0.10	124,573,734	2.61	0.10	124,573,734	0.10
0.11	3,704,795	3.48	0.11	3,704,795	0.11
0.12	15,375,000	4.93	0.12	15,375,000	0.12
0.14	2,550,000	3.00	0.14	2,550,000	0.14
0.18	400,000	4.24	0.18	400,000	0.18
	196,547,006	2.60		196,547,006	$0.09